Fees Summary	Jul. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,089,479,992.20
Previously Paid Amount	87,144.22
Total Fee Amount	150,457.19
Total Offset Amount	0.00
Net Fee	$ 63,312.97